Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash at banks	$ 42,081	$ 43,008	$ 36,709
Cash on hand	14	7	2
Cash and cash equivalents presented in the consolidated statements of financial position	$ 42,095	$ 43,015	$ 36,711